NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale
Non-current assets held for sale

	R$ thousands
	On December 31, 2022	On December 31, 2021
Non-current assets held for sale
Real estate	878,814	904,591
Vehicles and similar	327,808	289,197
Machinery and equipment	1,108	1,238
Other	29,201	1,246
Total	1,236,931	1,196,272

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale are those for which selling expectation, in their current condition, is highly probable to occur within a year.